SCHWAB STRATEGIC TRUST
Schwab® Fundamental International Large Company Index ETF
Schwab® Fundamental International Small Company Index ETF
Schwab® Fundamental Emerging Markets Large Company Index ETF
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
Schwab® International Dividend Equity ETF
SCHWAB CAPITAL TRUST
Schwab® Fundamental Global Real Estate Index Fund
Schwab® Fundamental International Large Company Index Fund
Schwab® Fundamental International Small Company Index Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®
(each a fund)
Supplement dated April 16, 2021 to each fund’s currently effective Statutory Prospectus and
Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective immediately, Paul Holmquist will no longer serve as a portfolio manager and all references to Mr. Holmquist in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG114710-00 (04/21)
00260315